UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St.
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     August 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $250,340 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR    00756M404      683   167715 SH       DEFINED 1              167715        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    11995   460274 SH       DEFINED 1              460274        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107        1       62 SH       DEFINED 1                  62        0        0
BAIDU INC                      SPON ADR REP A   056752108    14156   123110 SH       DEFINED 1              123110        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     7623   512585 SH       DEFINED 1              512585        0        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     5632   103017 SH       DEFINED 1              103017        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108    16617   126959 SH       DEFINED 1              126959        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104      274     7200 SH       DEFINED 1                7200        0        0
CREDICORP LTD                  COM              G2519Y108    22439   178237 SH       DEFINED 1              178237        0        0
ECOPETROL S A                  SPONSORED ADS    279158109     7439   133336 SH       DEFINED 1              133336        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     7621    85380 SH       DEFINED 1               85380        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107      546   123614 SH       DEFINED 1              123614        0        0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202     3272    41905 SH       DEFINED 1               41905        0        0
ICICI BK LTD                   ADR              45104G104    14262   440044 SH       DEFINED 1              440044        0        0
INFOSYS LTD                    SPONSORED ADR    456788108     1659    36814 SH       DEFINED 1               36814        0        0
ISHARES INC                    MSCI TAIWAN      464286731     6890   563343 SH       DEFINED 1              563343        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      869    22200 SH       DEFINED 1               22200        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    44275  3180614 SH       DEFINED 1             3180614        0        0
MECHEL OAO                     SPON ADR PFD     583840509     2206   861358 SH       DEFINED 1              861358        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     8696   479362 SH       DEFINED 1              479362        0        0
SILICONWARE PRECISION INDS L   SPONSD ADR SPL   827084864     3255   627141 SH       DEFINED 1              627141        0        0
STERLITE INDS INDIA LTD        ADS              859737207     8249  1088203 SH       DEFINED 1             1088203        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     4869   348763 SH       DEFINED 1              348763        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     7059   321416 SH       DEFINED 1              321416        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     3870   140918 SH       DEFINED 1              140918        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105      474   438297 SH       DEFINED 1              438297        0        0
VALE S A                       ADR REPSTG PFD   91912E204    45409  2327446 SH       DEFINED 1             2327446        0        0
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